VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Preferred Stocks—3.6%
Brazil—3.6%
Banco Bradesco S.A., 7.790%	216,400	$801
Itau Unibanco Holding S.A., 7.840%	97,699	820
Petroleo Brasileiro S.A. - Petrobras, 5.970%	127,100	1,192
		2,813

Total Preferred Stocks (Identified Cost $1,887)		2,813

Common Stocks—96.7%
Belgium—0.9%
KBC Group N.V.	5,855	717
Brazil—3.3%
Embraer S.A.	54,400	808
PRIO S.A.(1)	97,600	1,249
Vale S.A.	32,900	524
		2,581

Canada—8.6%
Agnico Eagle Mines Ltd.	8,867	1,800
Brookfield Infrastructure Corp. Class A	8,598	340
Colliers International Group, Inc.	3,444	368
Franco-Nevada Corp.	3,283	811
Magna International, Inc.	28,911	1,613
Nutrien, Ltd.	13,514	1,020
SSR Mining, Inc.(1)	25,057	737
		6,689

Cayman Islands—4.5%
JD Logistics, Inc.(1)	674,700	1,191
NU Holdings Ltd. Class A(1)	96,706	1,390
XP, Inc. Class A	48,493	923
		3,504

China—13.2%
Alibaba Group Holding Ltd.	229,946	3,604
JD.com, Inc. Class A	191,143	2,818
Laopu Gold Co., Ltd. Class H	9,200	745
Nongfu Spring Co., Ltd. Class H	137,800	833
Tencent Holdings Ltd.	37,091	2,339
		10,339

Germany—1.4%
Siemens Energy AG	2,399	414
Zalando SE(1)	28,076	686
		1,100

Isle of Man—1.0%
Entain plc	104,283	783
	Shares	Value

Japan—10.2%
Astellas Pharma, Inc.	235,100	$3,832
Daiichi Sankyo Co., Ltd.	180,200	3,224
Shionogi & Co., Ltd.	40,900	905
		7,961

Netherlands—4.8%
ASML Holding N.V.	2,454	3,263
JBS N.V. Class A(1)	25,404	457
		3,720

Norway—4.0%
Aker BP ASA	27,676	1,023
Equinor ASA	19,953	850
Yara International ASA	21,220	1,241
		3,114

Portugal—1.3%
Galp Energia SGPS S.A.	41,752	1,001
Puerto Rico—2.2%
Popular, Inc.	12,867	1,726
Saudi Arabia—3.8%
Al Rajhi Bank	57,971	1,652
Banque Saudi Fransi	122,968	656
Saudi Arabian Mining Co.(1)	39,037	675
		2,983

South Africa—2.8%
Impala Platinum Holdings Ltd.	76,582	1,089
Naspers Ltd. Class N	21,689	1,122
		2,211

South Korea—3.3%
Samsung Electronics Co., Ltd.	10,789	1,262
SK hynix, Inc.	2,317	1,315
		2,577

Spain—2.4%
Banco Bilbao Vizcaya Argentaria S.A.	32,692	706
Repsol S.A.	41,072	1,156
		1,862

Sweden—0.9%
Saab AB Class B	11,124	728
Taiwan—7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	81,539	4,716
United Integrated Services Co., Ltd.	23,000	611
Wiwynn Corp.	7,000	753
		6,080

	Shares	Value

Turkey—1.1%
Turkiye Petrol Rafinerileri AS	143,028	$831
United Arab Emirates—1.7%
Emirates NBD Bank PJSC	103,768	782
First Abu Dhabi Bank PJSC	115,118	546
		1,328

United Kingdom—8.1%
Anglogold Ashanti plc	10,477	1,046
Barclays plc	123,716	648
NatWest Group plc	266,120	1,971
Standard Chartered plc	129,765	2,704
		6,369

United States—9.4%
Alphabet, Inc. Class A	9,725	2,796
Cathay General Bancorp	64,392	3,211
Uber Technologies, Inc.(1)	18,531	1,333
		7,340

Total Common Stocks (Identified Cost $57,113)		75,544

Total Long-Term Investments—100.3% (Identified Cost $59,000)		78,357

TOTAL INVESTMENTS—100.3% (Identified Cost $59,000)		$78,357
Other assets and liabilities, net—(0.3)%		(232)
NET ASSETS—100.0%		$78,125

Abbreviations:
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	13%
Japan	10
United States	9
Canada	9
United Kingdom	8
Taiwan	8
Brazil	7
Other	36
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Preferred Stocks	$2,813	$2,813	$—
Common Stocks	75,544	21,106	54,438
Total Investments	$78,357	$23,919	$54,438
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.